HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
February 28, 2016 (as supplemented July 27, 2016)

Intermediary
MONEY							Intermediary	Service
MARKET FUNDS	Class A	Class B	Class C	Class D	Class E	Class I	Class	Class	Class Y

HSBC
Prime Money
Market Fund	REAXX	-	HMMXX	HIMXX	HMEXX	HSIXX	HPGXX	HPFXX	RMYXX

HSBC U.S.
Government	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
Money
Market Fund

HSBC U.S.
Treasury Money	HWAXX	-	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX
Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes each	3	HSBC Prime Money Market Fund
Fund’s investment objectives,	10	HSBC U.S. Government Money Market Fund
strategies, fees, risks, and	16	HSBC U.S. Treasury Money Market Fund
past performance, and
provides other information
about your account.

	Additional Information About the Funds’ Investment
	Strategies and Risks
This section provides	22	More About Risks and Investment Strategies
additional details about	22	Investment Risks of the Funds
each Fund’s investment	26	Information About Liquidity Fees and Redemption Gates
strategies and risks.	26	Other Information
	27	Who May Want to Invest?
	27	More Information About Fund Investments
	27	Portfolio Holdings

	Fund Management
Review this section for	28	The Investment Adviser
details on the organizations	29	The Distributor, Administrator and Sub-Administrator
that provide services to
the Funds.

	Shareholder Information
Review this section for	30	Pricing of Fund Shares
details on how	32	Purchasing and Adding to Your Shares
shares are valued, and	37	Selling Your Shares
how to purchase,	42	Distribution Arrangements/Sales Charges
sell and exchange shares.	44	Distribution and Shareholder Servicing Arrangements—
This section also describes		Revenue Sharing
related charges and	45	Exchanging Your Shares
payments of dividends	46	Delivery of Shareholder Documents
and distributions.	47	Other Information
	47	Dividends, Distributions and Taxes

	Financial Highlights
Review this section	49	HSBC Prime Money Market Fund
for details on	50	HSBC U.S. Government Money Market Fund
selected financial	51	HSBC U.S. Treasury Money Market Fund
statements of the Funds.

HSBC Prime Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees							Intermediary
(fees paid directly from						Intermediary	Service
your investment)	Class A	Class C	Class D	Class E	Class I	Class	Class	Class Y
Maximum Sales
Charge (load) Imposed
on Purchases (as a % of
offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	1.00%	None	None	None	None	None	None

Annual Fund Operating
Expenses (expenses
that you pay as a							Intermediary
percentage of the value of						Intermediary	Service
your investment)	Class A	Class C	Class D	Class E*	Class I	Class*	Class*	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder
Servicing Fee	0.40%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating
Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%	0.19%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.19%	0.09%	0.24%	0.29%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	0.54%	0.29%	0.19%	0.34%	0.39%	0.29%

*	During the Fund’s prior fiscal year, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.

HSBC Prime Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$30	$93	$163	$368
Class I Shares	$19	$61	$107	$243
Intermediary Shares	$35	$109	$191	$431
Intermediary Service Shares	$40	$125	$219	$493
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$131	$409	$708	$1,168

Principal Investment Strategies

The Fund is a money market fund. The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity.

The Fund invests in high quality debt obligations that have been determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors, including any ratings by a nationally recognized statistical rating organization.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial

HSBC Prime Money Market Fund
Summary Section

Principal Investment Strategies — (continued)

institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of the Fund’s portfolio securities.

Principal Investment Risks

The Fund has the following principal investment risks:

●	Banking Sector Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and the Fund’s investments.

●Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Floating NAV Risk: The Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. You could lose money by investing in the Fund.

●	Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

HSBC Prime Money Market Fund
Summary Section

Principal Investment Risks — (continued)

●

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

●

Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

HSBC Prime Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares
Bar chart assumes reinvestment of dividends and distributions*

Best Quarter:	Q4 2006	1.32%
Worst Quarter:	Q4 2013	0.01%

* Previously, the bar chart above showed the Fund’s annual returns for Class A Shares. Annual returns for Class I Shares are used because Class I Shares have more assets than any other class.

HSBC Prime Money Market Fund
Summary Section

Performance Bar Chart and Table — (continued)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2015, the 7-day yields of the Fund’s Class A, Class C, Class D, Class I and Class Y Shares were 0.05%, 0.05%, 0.05%, 0.31% and 0.20%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2015)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	Nov. 13, 1998	0.04%	0.02%	1.14%	1.82%
Class C Shares(1)
(with applicable CDSC)	Mar. 23, 2001	N/A	N/A	N/A	1.07%
Class D Shares	Apr. 1, 1999	0.04%	0.02%	1.19%	1.84%
Class E Shares(2)	N/A	N/A	N/A	N/A	N/A
Class I Shares	Jan. 9, 2002	0.12%	0.10%	1.38%	1.50%
Intermediary Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Intermediary
Service Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Class Y Shares	Nov. 12, 1998	0.05%	0.03%	1.29%	2.07%
Lipper Money Market
Funds Average	—	0.01%	0.01%	1.12%	1.80%(3)

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
(1)	Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. No returns are presented for the 1-year, 5-year and 10-year periods with non-continuous operations.
(2)	Intermediary Shares, Intermediary Service Shares and Class E Shares had not yet commenced operations as of the date of this prospectus. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Intermediary Shares, Intermediary Service Shares and Class E Shares because there were no Intermediary, Intermediary Service or Class E shareholders as of December 31, 2015.
(3)	Since October 31, 1998.

HSBC Prime Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

Tax Information

The Fund intends to declare and pay dividends from net investment income daily. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

HSBC U.S. Government Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees								Intermediary
paid directly from your							Intermediary	Service
investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class	Class	Class Y
Maximum Sales Charge
(load) Imposed on
Purchases (as a % of
offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred
Sales Charge (load)
(as a % of amount
redeemed)	None	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating
Expenses (expenses that
you pay as a percentage								Intermediary
of the value of your							Intermediary	Service
investment)	Class A	Class B	Class C*	Class D	Class E*	Class I	Class*	Class*	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing
Fee	0.40%	0.25%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating
Expenses	0.18%	0.18%	0.18%	0.18%	0.08%	0.08%	0.18%	0.18%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	0.43%	0.18%	0.08%	0.23%	0.28%	0.18%
Total Annual Fund
Operating Expenses	0.68%	1.28%	1.28%	0.53%	0.28%	0.18%	0.33%	0.38%	0.28%

*	During the Fund’s prior fiscal year, Class C Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.

HSBC U.S. Government Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$69	$218	$379	$847
Class B Shares	$530	$606	$702	$1,228
Class C Shares	$230	$406	$702	$1,157
Class D Shares	$54	$170	$296	$665
Class E Shares	$24	$90	$157	$356
Class I Shares	$18	$58	$101	$230
Intermediary Shares	$34	$106	$185	$418
Intermediary Service Shares	$39	$122	$213	$480
Class Y Shares	$29	$90	$157	$356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$130	$406	$702	$1,228
Class C Shares	$130	$406	$702	$1,157

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank). The Fund may also invest in repurchase agreements that are collateralized by obligations of the U.S. Treasury and U.S. government agencies and instrumentalities, as described above.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

HSBC U.S. Government Money Market Fund
Summary Section

Principal Investment Risks

The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and the Fund’s investments.

●Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

●	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

●	U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

HSBC U.S. Government Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares
Bar chart assumes reinvestment of dividends and distributions*

Best Quarter:	Q4 2006	1.27%
Worst Quarter:	Q1 2013	0.00%

* Previously, the bar chart above showed the Fund’s annual returns for Class A Shares. Annual returns for Class Y Shares are used because Class Y Shares have more assets than any other class.

HSBC U.S. Government Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2015, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.03%, 0.03%, 0.03%, 0.14% and 0.04%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2015)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	May 3, 1990	0.03%	0.02%	1.05%	2.69%
Class B Shares
(with applicable CDSC)	Sept. 11, 1998	-3.97%	0.02%	1.02%	1.54%
Class C Shares(1)
(with applicable CDSC)	Nov. 20, 2006	N/A	N/A	N/A	1.39%
Class D Shares	Apr. 1, 1999	0.03%	0.02%	1.10%	1.72%
Class E Shares(2)	N/A	N/A	N/A	N/A	N/A
Class I Shares(1)	Dec. 24, 2003	0.04%	0.02%	N/A	1.08%
Intermediary Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Intermediary Service Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Class Y Shares	July 1, 1996	0.03%	0.02%	1.19%	2.32%
Lipper U.S. Government Money
Market Funds Average	—	0.01%	0.01%	1.05%	2.66%(3)

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
(1)	Class C and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2015.
(2)	Intermediary Shares, Intermediary Service Shares and Class E Shares had not yet commenced operations as of the date of this prospectus. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Intermediary Shares, Intermediary Service Shares and Class E Shares because there were no Intermediary, Intermediary Service or Class E shareholders as of December 31, 2015.
(3)	Since May 31, 1990.

HSBC U.S. Government Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y	$5,000,000	$0

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income daily. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees							Intermediary
(fees paid directly from						Intermediary	Service
your investment)	Class A	Class C	Class D	Class E	Class I	Class	Class	Class Y
Maximum Sales
Charge (load) Imposed
on Purchases (as a % of
offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	1.00%	None	None	None	None	None	None

Annual Fund Operating
Expenses (expenses
that you pay as a							Intermediary
percentage of the value of						Intermediary	Service
your investment)	Class A*	Class C*	Class D	Class E*	Class I	Class*	Class*	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder
Servicing Fee	0.40%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating
Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%	0.19%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.19%	0.09%	0.24%	0.29%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	0.54%	0.29%	0.19%	0.34%	0.39%	0.29%

*	During the Fund’s prior fiscal year, Class A Shares, Class C Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.

HSBC U.S. Treasury Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class C Shares	$231	$409	$708	$1,168
Class D Shares	$55	$173	$302	$677
Class E Shares	$30	$93	$163	$368
Class I Shares	$19	$61	$107	$243
Intermediary Shares	$35	$109	$191	$431
Intermediary Service Shares	$40	$125	$219	$493
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$131	$409	$708	$1,168

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by these types of obligations. However, under normal market conditions, the Fund intends to invest exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized.

HSBC U.S. Treasury Money Market Fund
Summary Section

Principal Investment Risks

The Fund has the following principal investment risks:

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and the Fund’s investments.

●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole.

●	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

HSBC U.S. Treasury Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2007	1.18%
Worst Quarter:	Q3 2015	0.00%

HSBC U.S. Treasury Money Market Fund
Summary Section

Performance Bar Chart and Table — (continued)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2015, the 7-day yields of the Fund’s Class D, Class I and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2015)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares(1)	May 24, 2001	N/A	N/A	N/A	1.08%
Class C Shares
(with applicable CDSC)(1)	Dec. 24, 2003	N/A	N/A	N/A	0.04%
Class D Shares	May 14, 2001	0.00%	0.00%	0.92%	1.04%
Class E Shares(2)	N/A	N/A	N/A	N/A	N/A
Class I Shares(3)	Dec. 30, 2003	0.01%	0.00%	1.04%	1.19%
Intermediary Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Intermediary Service Shares(2)	Feb. 29, 2016	N/A	N/A	N/A	N/A
Class Y Shares	May 11, 2001	0.00%	0.00%	0.99%	1.17%
Lipper U.S. Treasury Money
Market Funds Average	—	0.01%	0.01%	0.94%	1.08%(4)

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
(1)	Class A and Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class A or Class C shareholders as of December 31, 2015.
(2)	Intermediary Shares, Intermediary Service Shares and Class E Shares had not yet commenced operations as of the date of this prospectus. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Intermediary Shares, Intermediary Service Shares and Class E Shares because there were no Intermediary, Intermediary Service or Class E shareholders as of December 31, 2015.
(3)	Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations.
(4)	Since May 31, 2001.

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

Tax Information

The Fund intends to declare and pay dividends from net investment income daily. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

Additional Information About the Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of the HSBC Funds (the “Trust”). The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

Each of the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund intends to be a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by these types of obligations. “Government money market funds” are exempt from provisions under Rule 2a-7 that permit the imposition of a “liquidity fee” and/or “redemption gate.” In addition, the HSBC U.S. Government Money Market Fund must invest, under normal circumstances, at least 80% of its net assets in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The HSBC U.S. Treasury Money Market Fund must invest, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury. However, under normal market conditions, the HSBC U.S. Treasury Money Market Fund intends to invest exclusively in direct obligations of the U.S. Treasury. The investment policies to invest at least 80% of net assets in the particular type of securities suggested by a Fund’s name are not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders.

Investment Risks of the Funds

Investments in the Funds are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The HSBC Prime Money Market Fund is required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV is rounded to the fourth decimal place (e.g., $0.9999 or $1.0001). Each of the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund expects to use the amortized cost method of valuation to seek to maintain an NAV of $1.00 per share (a “Stable NAV”), but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. A Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 under the 1940 Act. This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of) no more than 397 days and each Fund must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less.

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

Certain HSBC fund-of-funds and other investment products and institutional investors are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase a Fund’s transaction costs.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains or losses and reduce investment returns.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a Fund may be unable to pursue its investment objective. Such positions may also subject a Fund to additional risks, such as increased exposure to cash held at a custodian bank, as well as fees and other costs.

Each of the Funds is subject to one or more of the following investment risks:

● Principal Risk	Prime	U.S. Government	U.S. Treasury
* Additional Risk	Money Market Fund	Money Market Fund	Money Market Fund
Risk
Banking Sector Risk	●
Debt Instruments Risk	●	●	●
Floating NAV Risk	●
Foreign Investment Risk	●
Large Scale Redemption Risk	*	*	*
Market Risk	●	●	●
Municipal Risk	*
Repurchase Agreements	●	●	*
Stable NAV Risk		●	●
Stand-by Commitment Risk	*
U.S. Government Securities Risk	●	●
Variable Rate Demand Note Risk	●

●	Banking Sector Risk: To the extent that a Fund invests in securities issued by U.S. banks, foreign banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●	Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations.

●

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.).

The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but may increase in the future with unpredictable effects on the markets and a Fund’s investments. Following the financial crisis in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. However, as the Federal Reserve raises the federal funds rate, these policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected.

●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of a Fund to pay redemption proceeds within the allowable time period.

●	Floating NAV Risk:The HSBC Prime Money Market Fund will not maintain a Stable NAV. The value of the Fund’s shares will be calculated to four decimal places (e.g., $0.9999) and will fluctuate with changes in the values of the Fund’s portfolio securities. The value of your shares may be worth more or less than what you originally paid for them and you could lose money by investing in the Fund.

●	Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political, social or legal developments, including the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions). Investments in these securities are generally considered riskier than investments in U.S. securities. They may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. To the extent a Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

●	Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products and institutional investors are permitted to invest in the Funds. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase a Fund’s transaction costs or decrease the liquidity of a Fund’s portfolio.

●	Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets.

●

Municipal Risk: The HSBC Prime Money Market Fund’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes, such as legislation or proposals at either the state or federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund’s dividends, as well as the financial condition of the issuers of municipal securities. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the tax-exempt status of the Fund’s investments or the dividends that the Fund pays.

In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

●	Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. The Funds may also suffer time delays and incur expenses in connection with the disposition of the securities. These risks are increased for the HSBC Prime Money Market Fund, to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities. In addition, with respect to the HSBC Prime Money Market Fund, the value of collateral other than cash and U.S. government securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●	Stable NAV Risk: Each of the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund expects to use the amortized cost method of valuation to seek to maintain a Stable NAV. However, the Funds may not be able to maintain a Stable NAV. If any money market fund fails to maintain a Stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

the Funds’ NAV. Shareholders of the Funds should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Funds, make capital infusions into the Funds, enter into capital support agreements with the Funds or take other actions to help the Funds maintain a Stable NAV.

●	Stand-by Commitment Risk: Stand-by commitments are subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

●	U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which normally invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

●	Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

Information About Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board of Trustees of the HSBC Prime Money Market Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any given 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain designated thresholds. For more information on liquidity fees and redemption gates, please see “Shareholder Information—Selling Your Shares—Liquidity Fees and Redemption Gates.”

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

Who May Want To Invest?

Consider investing in the HSBC Prime Money Market Fund if you are:

●	Seeking minimization of (but willing to accept some) principal volatility
●	Investing for short-term needs
●	Have a low risk tolerance
●	Willing to accept lower potential returns in exchange for a higher degree of safety

Consider investing in the HSBC U.S. Government Money Market Fund or the HSBC U.S. Treasury Money Market Fund if you are:

●	Seeking preservation of capital
●	Investing for short-term needs
●	Have a very low risk tolerance
●	Willing to accept lower potential returns in exchange for a higher degree of safety

The Funds will not be appropriate for anyone:

●	Seeking high total returns
●	Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of June 30, 2016, the Adviser managed approximately $13.79 billion in assets in the HSBC Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Funds at the annual rate of 0.10% of a Fund’s average daily net assets of Class A, Class B, Class C, Class D, Intermediary Class, Intermediary Service Class and Class Y (as applicable), pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board of Trustees of the Trust, but without shareholder approval. None of the Funds currently use a subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time. In the future, the Trust and the Adviser may, on behalf of the HSBC Government Money Market Fund, receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the HSBC Government Money Market Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of
average net assets
for Fiscal Year Ended 10/31/15
Prime Money Market Fund	0.07%
U.S. Government Money Market Fund	0.00%
U.S. Treasury Money Market Fund	0.00%

The Adviser may voluntarily waive fees from time to time. For example, the Adviser may voluntarily undertake to waive fees in the event that a Fund’s yield drops below a designated level. Once started, there is no guarantee that the Adviser will continue to voluntarily waive a portion of its fees following commencement of such a waiver. Such waivers may impact a Fund’s performance.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Funds’ April 30, 2016 semi-annual report.

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Funds (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

HSBC Prime Money Market Fund. The value of assets in the HSBC Prime Money Market Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets. To value these securities, the Adviser may consider evaluated prices from third-party pricing services approved in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost (provided that amortized cost is approximately the same as fair value) or on the basis of their market value.

The NAV of the Prime Money Market Fund is determined at 8:00 a.m., 12:00 p.m. (noon) and 3:00 p.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The Fund reserves the right to amend the times at which it determines NAV, or to determine NAV more or less frequently. The Fund reserves the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which the Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund. The value of assets in each of the HSBC U.S. Government Money Market Fund’s and HSBC U.S Treasury Money Market Fund’s portfolio is determined based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shareholder Information

Pricing of Fund Shares
continued

The NAV of each of the HSBC U.S. Government Money Market Fund and HSBC U.S Treasury Money Market Fund is determined every hour starting at 10:00 a.m. Eastern Time on each Money Market Business Day. The final NAV is determined at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which a Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

All Funds. An order for shares of any Fund accepted on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund accepted on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day. Orders for shares accepted on a Money Market Business Day after the last NAV determination will not earn dividends or receive any other compensation until those orders settle the following Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase, redeem or exchange shares of the Funds through the Funds’ Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase, redeem or exchange shares through a bank, broker or other investment representative, that party is responsible for transmitting orders to the Funds’ Transfer Agent and may have an earlier cut-off time for purchase, redemption and exchange orders. Purchase, redemption and exchange orders will be executed at the NAV next calculated after the Funds’ Transfer Agent has received and accepted the order in good order.

In addition, certain banks, brokers and other investment representatives are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers. If a bank, broker or other investment representative is authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders (and provided such authorized agent complies with its agreement with the Trust or the Distributor), a Fund or the Funds’ Transfer Agent will be deemed to have received an order for the purchase, redemption or exchange of Fund shares when the order is received and accepted in good order by such authorized agent, and the order will be executed at the NAV next calculated. Each authorized agent’s agreement with the Trust or the Distributor allows orders to be executed at the NAV next calculated, after the order is received and accepted in good order by such authorized agent, although the order may not be transmitted to the Trust or the Funds’ Transfer Agent until after the time at which a Fund next calculates its NAV.

In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by a Fund, the Funds’ Transfer Agent or their authorized agents before your order is processed. Purchase proceeds must be received by 6:00 p.m. Eastern time.

You should contact the bank, broker or other investment representative through whom you purchase, redeem or exchange shares of the Funds to learn whether it is authorized to accept orders on behalf of the Trust. You should also consult such bank, broker or other investment representative for specific information about the purchase, redemption and/or exchange of Fund shares.

The Funds offer the nine classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis.

CLASS B SHARES are not offered for sale. Class B Shares are only available through dividend and/or capital gains reinvestment.

CLASS C SHARES are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.”

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates, certain retirement plans, certain institutional clients and some third party providers. Class D Shares are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of a Fund by its clients), and institutional direct clients, if they meet the investment minimums on the following page. Purchases and redemptions of Class E Shares may only be made via wire transfer.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums on the following page. Purchases and redemptions of Class I Shares may only be made via wire transfer.

Shareholder Information

Purchasing and Adding to Your Shares
continued

INTERMEDIARY SHARES are offered primarily through intermediaries and bank sweep programs. Purchases and redemptions of Intermediary Shares may only be made via wire transfer.

INTERMEDIARY SERVICE SHARES are offered primarily through intermediaries and bank sweep programs. Purchases and redemptions of Intermediary Service Shares may only be made via wire transfer.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer.

A Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

	Minimum	Minimum
Class A and	Initial	Subsequent
Class D Shares	Investment*	Investment*
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$250	$100
Automatic
Investment Plan	$250	$25
Class C Shares**	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares***	$25,000,000	$5,000,000
Inter. Shares	$20,000,000	$0
Inter. Serv. Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	There is no minimum requirement to exchange in to Class C Shares.
***	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:

●	Fund name
●	Share class
●	Amount invested
●	Account name
●	Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account. Class B shareholders are no longer permitted to make investments in Class B Shares through any Automatic Investment Plan, and no new Class B Automatic Investment Plans will be established.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number
■	The amount you wish to invest automatically (minimum $25)
■	How often you want to invest (every month, 4 times a year, twice a year or once a year)
■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are still permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

Shareholder Information

Purchasing and Adding to Your Shares
continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1	An individual, if
●the individual’s primary principal residence is located in Canada; or ●the individual is physically located in Canada at the time of the offer, sale or other relevant activity.
2	A corporation, if

●the corporation's head office or principal office is located in Canada; or

●securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3	A trust, if

●the principal office of the trust (if any) is located in Canada; or

●the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4	A partnership, if

●the partnership’s head office or principal office (if any) is located in Canada; or

●the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

●the general partner (if any) is a Canadian Resident (as described above); or

●the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will generally be the next NAV calculated after your sell order is received and accepted in good order by a Fund, its transfer agent, or your investment representative, as described under “Purchasing Shares” above.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

●	your Fund and account number
●	amount you wish to redeem
●	address where your check should be sent
●	account owner’s signature

2. Mail to: HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 3:00 p.m. Eastern Time for the HSBC Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. A Fund may, in its sole discretion and subject to the needs of the Fund's Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Your bank may charge for this service.

Shareholder Information

Selling Your Shares
continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●	Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.
●	Include a voided personal check.
●	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1.	Certain types of redemptions from Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

●Your account address has changed within the last 15 calendar days;

●The check is not being mailed to the address on your account;

●The check is not being made payable to the owner of the account;

●The redemption proceeds are being transferred to another Fund account with a different registration;

●The redemption proceeds are being wired to bank instructions currently not on your account; or

●Other unusual situations as determined by the Funds' transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Shareholder Information

Selling Your Shares
continued

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

●	A change of name;
●	Add or change banking instructions;
●	Add or change beneficiaries;

●	Add or change authorized account traders;
●	Add a Power of Attorney;
●	Add or change a Trustee; or
●	A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Liquidity Fees and Redemption Gates (HSBC Prime Money Market Fund Only)

The Board of Trustees of the HSBC Prime Money Market Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any 90 day period), in the event that the Fund’s “weekly liquid assets” fall beneath the thresholds listed below. For this purpose, weekly liquid assets are calculated as of the end of each business day. Weekly liquid assets generally include: cash, direct obligations of the U.S. Government, certain U.S. Government agency discount notes with remaining maturities of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within five business days or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

The Board of Trustees generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, a liquidity fee or redemption gate is expected to be imposed, if at all, after the Fund has notified financial advisers, brokers and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board and will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets.

Shareholder Information

Selling Your Shares
continued

●

30% weekly liquid assets—If the HSBC Prime Money Market Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

●

10% weekly liquid assets—If the HSBC Prime Money Market Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the HSBC Prime Money Market Fund imposes a redemption gate, the Fund and your financial adviser or broker will not accept redemption or exchange requests until the Fund has notified shareholders and other parties that the redemption gate has been lifted. Any redemption or exchange requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new request to the Fund or your financial adviser or broker. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be canceled unless re-confirmed.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the Fund’s website (www.investorfunds.us.hsbc.com). In addition, the Fund will make such announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Shareholder Information

Selling Your Shares
continued

Delay or Suspension in Payment of Redemption Proceeds

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

●	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;
●	For any period (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;
●

For any period during which an emergency exists as a result of which (1) disposal of securities owned by a Fund is not reasonably practicable or (2) it is not reasonably practicable for a Fund to fairly determine the net asset value of its shares;

●	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
●	For any period that the SEC may by order permit for your protection;
●

For any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws; or

●	For any period during which the Board of Trustees of the HSBC Prime Money Market Fund has temporarily restricted redemptions from the Fund.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class	Intermediary Service Class Shares	Class Y Shares
Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A CDSC may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A CDSC may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Distribution (12b-1) and Servicing Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or servicing fees.	Subject to annual shareholder servicing fees of up to 0.05% of the Fund’s average daily net assets attributable to Intermediary Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Intermediary Service Shares.	No distribution or servicing fees.
Fund Expenses	Lower annual expenses than Class B or C Shares.	Higher annual expenses than Class A, D, E, I, Intermediary, Intermediary Service or Y Shares.	Higher annual expenses than Class A, D, E, I, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class A, B or C Shares.	Lower annual expenses than Class A, B, C, D, Intermediary or Intermediary Service Shares.	Lower annual expenses than Class A, B, C, D, E, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class A, B, C, D, or Intermediary Service Shares.	Lower annual expenses than Class A, B, C, or D Shares.	Lower annual expenses than Class A, B, C, D or Intermediary Service Shares.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1”) Plans for Class A, Class B, Class C, and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D, Class E, Intermediary Shares and Intermediary Service Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

●	The 12b-1 and shareholder servicing fees vary by share class as follows:
●

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

●

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of a Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A, Class D, Class E, Class I, Intermediary, Intermediary Service and Class Y Shares.

●

Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class D Shares of a Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to do so.

●	Class E, Class I, Intermediary, Intermediary Service and Class Y Shares do not pay a 12b-1 fee.
●

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

●

In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%, Class E Shares are subject to a shareholder servicing fee of up to 0.10%, Intermediary Shares are subject to a shareholder servicing fee of up to 0.05%, and Intermediary Service Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares.

●	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors may be subject to a CDSC on redemption of Class B Shares when redeemed. In such cases, the CDSC will be:

CDSC as a % of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A, Class D, Class E, Class I, Intermediary, Intermediary Service and Class Y Shares.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class C Shares

Investors will only receive Class C Shares of the Funds by exchanging the Class C Shares of other HSBC Funds. If you purchase or exchange Class C Shares of other HSBC Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class B Shares and Class C Shares

●	Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.
●

Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

●

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.

●	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
●

If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSC:

●	Distributions following the death or disability of a shareholder.
●	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 701/2
●	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser and its affiliates may, out of their own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Shareholder Information

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 8106, Boston, MA 02266-8106 or by calling 1-800-782-8183. Please provide the following information:

●	Your name and telephone number
●	The exact name on your account and account number
●	Taxpayer identification number (usually your social security number)
●	Dollar value or number of shares to be exchanged
●	The name of the Fund from which the exchange is to be made
●	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

See “Taxes” for important information about the tax consequences to you if you dispose of your shares in a Fund, including through exchange. Please also be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of any Fund in the HSBC Funds may be exchanged for Class D Shares of the Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Funds in exchange for your Class A Shares of any of the HSBC Funds.

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions about the delivery of shareholder documents, please call 1-800-662-3343. If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Shareholder Information

Other Information

The prospectus and SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Fund and shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without shareholder approval except where shareholder approval is specifically required. Furthermore, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser, Subadviser or other parties who provide services to the Fund.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Net long-term capital gains distributions, if any, are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable. To the extent permitted by law, a Fund retains the right to temporarily suspend paying dividends if it is believed to be in the best interest of the Fund.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

●	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
●	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.
●

A Fund will generally pay dividends from net investment income on a monthly basis and any net long-term capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

●	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.
●

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●	Dividends attributable to interest income are generally taxable as ordinary income.
●

If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

●	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

Shareholder Information

Dividends, Distributions and Taxes
continued

●

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

●

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

●

Because the HSBC U.S. Government Money Market Fund and the HSBC U.S. Treasury Money Market Fund intend to maintain a stable NAV per share of $1.00, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares. Because the HSBC Prime Money Market Fund may not maintain a stable price per share, shareholders may recognize gain or loss when they sell or exchange their shares.

●

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.

●

If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of a Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.

●

Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

●

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short term capital gains, such distributions may be paid to foreign shareholders free of withholding. A Fund has the option of not accepting purchase orders from non-U.S. investors.

●

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

●	There is a penalty on certain pre-retirement distributions from retirement accounts.
●

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non- U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2015, and by KPMG LLP for the fiscal years ended October 31, 2014 and prior, whose reports, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Fund’s annual report, which is available upon request. There is no financial information available to report at this time for certain share classes that had not commenced operations as of the fiscal year ended October 31, 2015.

HSBC Prime Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2015	$1.00	$—		$—	$—	$—	$—	$—	$1.00	0.04%	$27,597		0.20%	0.04%	0.69%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	46,020		0.19%	0.02%	0.69%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	42,158		0.23%	0.01%	0.68%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%	33,546		0.30%	0.01%	0.69%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	27,763		0.26%	0.01%	0.68%
CLASS B SHARES
Period Ended October 31, 2015(d)	$1.00			—	—	—	—	—	$1.00	—	$—		0.18%	—%	1.24%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	2		0.18%	0.02%	1.28%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	28		0.24%	0.01%	1.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%	41		0.29%	0.01%	1.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	132		0.26%	0.01%	1.28%
CLASS C SHARES
Period Ended October 31, 2015(e)	$1.00	—		—	—	—	—	—	$1.00	0.01%	$40		0.22%	0.05%	1.29%
Year Ended October 31,2014(f)	1.00	—	(c)	—	—	—	—	—	1.00	—%	—		—%	—%	—%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	—	(g)	0.23%	0.07%	1.26%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.06%	6		0.25%	0.06%	1.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	6		0.25%	0.01%	1.28%
CLASS D SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	0.04%	$1,194,511		0.20%	0.04%	0.54%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	1,195,145		0.19%	0.02%	0.54%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	1,288,077		0.23%	0.01%	0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%	1,303,827		0.30%	0.01%	0.54%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	1,591,614		0.26%	0.01%	0.53%
CLASS I SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	0.10%	$4,747,506		0.14%	0.10%	0.19%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.05%	3,152,490		0.16%	0.05%	0.19%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.08%	3,121,056		0.17%	0.08%	0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.14%	3,025,688		0.17%	0.14%	0.19%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.10%	4,309,346		0.17%	0.10%	0.18%
CLASS Y SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	0.04%	$503,065		0.20%	0.04%	0.29%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	520,894		0.19%	0.02%	0.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	548,035		0.23%	0.01%	0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.03%	617,308		0.28%	0.03%	0.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	642,290		0.26%	0.02%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.
(d)	Class B Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 3 days during the period from November 1, 2014 to November 3, 2014. The net asset value reflected represents the last day the class had operations.
(e)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 102 days during the period from July 22, 2015 to October 31, 2015.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 213 days during the period. The net asset value reflected represents the last day the class had operations.
(g)	Less than $500
Amounts designated as “—” are $0 or have been rounded to $0.

Financial Highlights

HSBC U.S. Government Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Dividends					Ratios/Supplementary Data
			Net
			Realized and									Ratio of Net	Ratio of
			Unrealized			Net		Net			Ratio of Net	Investment	Expenses to
	Net Asset		Gains			Realized		Asset			Expenses	Income to	Average Net
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,		Net Assets at	to Average	Average	Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total	End of Period	Net	Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2015	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.03%	$929	0.08%	0.03%	0.69%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	154	0.07%	0.02%	0.69%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	428	0.17%	0.01%	0.68%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	238	0.14%	0.01%	0.69%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	3,995	0.16%	0.01%	0.68%
CLASS B SHARES
Year Ended October 31, 2015	$1.00	—	—	—	—	—	—	$1.00	0.03%	$49	0.07%	0.03%	1.27%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	49	0.07%	0.02%	1.28%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	49	0.14%	0.01%	1.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	76	0.16%	0.01%	1.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	94	0.17%	0.01%	1.28%
CLASS C SHARES
Year Ended October 31, 2015(c)	$1.00	—	—	—	—	—	—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2014(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2012(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2011(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
CLASS D SHARES
Year Ended October 31, 2015	$1.00	—	—	—	—	—	—	$1.00	0.03%	$888,084	0.07%	0.03%	0.53%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	727,290	0.06%	0.02%	0.54%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	670,893	0.13%	0.01%	0.53%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	614,499	0.16%	0.01%	0.54%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	746,458	0.17%	0.01%	0.53%
CLASS I SHARES
Year Ended October 31, 2015	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.03%	$1,589,264	0.07%	0.03%	0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	1,411,088	0.06%	0.02%	0.19%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	1,156,894	0.13%	0.02%	0.18%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.02%	1,873,166	0.16%	0.01%	0.19%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.03%	1,645,764	0.16%	0.03%	0.18%
CLASS Y SHARES
Year Ended October 31, 2015	$1.00	—	—	—	—	—	—	$1.00	0.03%	$3,779,595	0.07%	0.03%	0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	3,458,399	0.06%	0.02%	0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	2,404,867	0.13%	0.01%	0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	2,505,448	0.17%	0.01%	0.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	1,711,397	0.17%	0.01%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period the class had no operations. The net assets values reflected represent the last day the class had shareholders.
Amounts designated as “—” are $0 or have been rounded to $0.

Financial Highlights

HSBC U.S. Treasury Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
				Net
				Realized and									Ratio of Net	Ratio of
				Unrealized			Net		Net			Ratio of Net	Investment	Expenses to
	Net Asset			Gains			Realized		Asset			Expenses	Income to	Average Net
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,		Net Assets at	to Average	Average	Assets
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total	End of Period	Net	Net	(Excluding Fee
	of Period	Income		Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2015(c)	$1.00	$—		$—	$—	$—	$—	$—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2014(d)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	5	0.10%	—%	0.69%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	5	0.05%	—%	0.70%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	613	0.11%	0.01%	0.68%
CLASS C SHARES
Year Ended October 31, 2015(c)	$1.00	—		—	—	—	—	—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2014(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2012(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2011(c)	1.00	—	(e)	—	—	—	—	—	1.00	—%	—	—%	—%	—%
CLASS D SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	—%	$280,032	0.06%	—%	0.54%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%	638,939	0.06%	—%	0.54%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	517,845	0.09%	—%	0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	662,063	0.08%	—%	0.54%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	619,940	0.10%	0.01%	0.53%
CLASS I SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	—%	$384,363	0.05%	—%	0.19%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%	263,714	0.06%	0.01%	0.19%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	1,086,181	0.09%	—%	0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	555,287	0.08%	—%	0.19%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	982,974	0.10%	0.01%	0.18%
CLASS Y SHARES
Year Ended October 31, 2015	$1.00	—		—	—	—	—	—	$1.00	—%	$763,473	0.06%	—%	0.29%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%	956,312	0.06%	0.01%	0.29%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	968,290	0.09%	—%	0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	1,156,631	0.09%	—%	0.29%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	999,521	0.09%	0.01%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period the class had no operations. The net assets values reflected represent the last day the class had shareholders.
(d)	Class A Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 201 days during the period. The net asset value reflected represents the last day the class had operations.
(e)	Calculated based on average shares outstanding.
Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY FOR HSBC FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of the HSBC Family of Funds (“we” or “us”). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, N.A. and HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Funds P.O. Box 8106 Boston, MA 02266-8106
Telephone:	1-800-782-8183 for Retail Investors
1-877-244-2424 for Institutional Investors

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

●

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, OR by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

●	Free from the SEC’s Website at www.sec.gov

Investment Company Act File No. 811-04782

HSB-PU-MM 0216